Shareholders' equity (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Interest on shareholders equity	R$ 3,500,000
Interest on shareholders equity	R$ 2,910,000
Other equity interest [member]
IfrsStatementLineItems [Line Items]
Approval date	Apr. 19, 2023
Payment date	May 09, 2023
Interest on shareholders equity	R$ 230,000
Other Equity Interest One [Member]
IfrsStatementLineItems [Line Items]
Approval date	Jun. 12, 2023
Payment date	Jul. 12, 2023
Interest on shareholders equity	R$ 290,000
Other Equity Interest Two [Member]
IfrsStatementLineItems [Line Items]
Approval date	Sep. 18, 2023
Payment date	Oct. 23, 2023
Interest on shareholders equity	R$ 425,000
Other Equity Interest Three [Member]
IfrsStatementLineItems [Line Items]
Approval date	Dec. 06, 2023
Payment date	Jan. 23, 2024
Interest on shareholders equity	R$ 655,000
Other Equity Interest Four One [Member]
IfrsStatementLineItems [Line Items]
Payment date	Apr. 22, 2024
Other Equity Interest Four [Member]
IfrsStatementLineItems [Line Items]
Approval date	Feb. 06, 2024
Interest on shareholders equity	R$ 1,310,000
Other Equity Interest Four Two [Member]
IfrsStatementLineItems [Line Items]
Payment date	Jul. 23, 2024
Other Equity Interest Four Three [Member]
IfrsStatementLineItems [Line Items]
Payment date	Oct. 22, 2024
Other Equity Interest Five [Member]
IfrsStatementLineItems [Line Items]
Approval date	Mar. 19, 2024
Payment date	Apr. 22, 2024
Interest on shareholders equity	R$ 200,000
Other Equity Interest Six [Member]
IfrsStatementLineItems [Line Items]
Approval date	Jun. 14, 2024
Payment date	Jul. 23, 2024
Interest on shareholders equity	R$ 300,000
Other Equity Interest Seven [Member]
IfrsStatementLineItems [Line Items]
Approval date	Sep. 17, 2024
Payment date	Oct. 23, 2024
Interest on shareholders equity	R$ 650,000
Other Equity Interest Eight [Member]
IfrsStatementLineItems [Line Items]
Approval date	Dec. 17, 2024
Payment date	Jan. 23, 2025
Interest on shareholders equity	R$ 2,050,000
Other Equity Interest Nine [Member]
IfrsStatementLineItems [Line Items]
Approval date	Feb. 10, 2025
Payment date	Apr/July/Oct/2025